Elfun Tax-Exempt Income Fund

One Iron Street

Boston, MA 02210

May 3, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	Elfun Tax-Exempt Income Fund (the “Fund”)

File Nos.: 002-58407 and 811-02735

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Fund this letter as certification that the Statement of Additional Information, dated April 30, 2023, does not differ from that contained in the Post-Effective Amendment No. 67 to the Fund’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 26, 2023 (Accession # 0001193125-23-118760).

If you have any questions, please contact me at (617) 662 8420.

Very truly yours,

/s/ David Barr
David Barr
Secretary